Segment Information - Schedule of Segment Loss (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2026		Mar. 31, 2026	Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Impairment of property and equipment							$ 1,625		$ 0
Total operating expenses	$ 24,384			$ 17,061			38,859		34,402		$ 63,552	$ 73,267
Loss from operations	(24,384)			(17,061)			(38,859)		(34,402)		(63,552)	(73,267)
Interest and other income, net	691			1,386			1,611		2,969		5,355	7,904
Net loss	(23,693)		$ (13,555)	(15,675)		$ (15,758)	(37,248)		(31,433)		(58,197)	(65,363)
Operating Segments
Segment Reporting Information [Line Items]
Facilities related expense	6,720			2,400			9,243		4,699		9,619	3,951
Stock-based compensation and depreciation	4,480			2,010			6,134		4,124		7,376	8,601
Impairment of property and equipment	1,625			0			1,625		0
Total operating expenses	24,384			17,061			38,859		34,402		63,552	73,267
Loss from operations	(24,384)			(17,061)			(38,859)		(34,402)		(63,552)	(73,267)
Interest and other income, net	691			1,386			1,611		2,969		5,355	7,904
Net loss	(23,693)			(15,675)			(37,248)		(31,433)		(58,197)	(65,363)
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Operating Segments
Segment Reporting Information [Line Items]
Compensation and benefits (excludes stock-based compensation)	1,893			1,528			3,276		3,102		5,744	6,438
Professional service fees	2,266			810			3,047		1,807		2,669	2,866
Insurance	136			202			335		420		821	678
Other Costs	542	[1]		618	[1]		1,003	[1]	1,344	[1]	2,413	2,333
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense | Operating Segments
Segment Reporting Information [Line Items]
Compensation and benefits (excludes stock-based compensation)	2,495			3,217			4,625		6,512		10,601	13,758
Clinical trial costs	1,331			2,448			3,943		5,298		9,850	11,507
Outsourced services and Consulting	2,200			3,132			4,409		5,514		11,826	19,022
Lab and pharmacology supplies	67			256			210		546		754	2,295
Other costs	$ 629	[2]		$ 440	[2]		$ 1,009	[2]	$ 1,036	[2]	$ 1,879	$ 1,818

[1]	Includes expenses such as travel, investor relations services, software licenses, employee training and development, and other costs.
[2]	Includes expenses such as software licenses, database subscriptions, lab service contracts, travel, and other costs.